Net (loss) income per Ordinary Share - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net (loss) income per Ordinary Share
Number of anti-dilutive securities	244,786,726	223,648,753	245,195,626
Share options
Net (loss) income per Ordinary Share
Number of anti-dilutive securities	223,523,753	223,648,753	223,932,653
Restricted shares units
Net (loss) income per Ordinary Share
Number of anti-dilutive securities	21,262,973		21,262,973